Business Combinations - Summary of Pro Forma Financial Information (Parenthetical) (Detail) - Second Spectrum [Member] - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Business Acquisition [Line Items]
Business acquistion transaction costs expensed	$ 4.1	$ 4.1
Payments related to unvested stock options		1.6
Incurred By The Acquirer And By The Acquiree [Member]
Business Acquisition [Line Items]
Business acquistion transaction costs expensed		10.7
Incurred By The Acquiree [Member]
Business Acquisition [Line Items]
Business acquistion transaction costs expensed		6.6
Incurred By The Acquirer [Member]
Business Acquisition [Line Items]
Business acquistion transaction costs expensed		$ 4.1